Subsequent Event:	12 Months Ended
Dec. 31, 2019
Subsequent Event: [Abstract]
Subsequent Event:

Note 12.    Subsequent Event:

In late 2019, a virus which causes coronavirus disease 2019 (COVID-19) was identified in Wuhan, Hubei, China. The virus subsequently spread throughout most of the world and in March 2020, COVID-19 was recognized as a pandemic by the World Health Organization. The Company is uncertain as to the extent that COVID-19 may impact its operations and asset values as it depends upon the severity of the outbreak and the actions taken to mitigate it.